ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.              ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Accounts receivable	111,452	159,024	25,266
Less: allowance for doubtful accounts	(3,762)	(2,809)	(446)

	107,690	156,215	24,820

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,905	3,762	598
Additions for the current year	1,332	2,809	446
Deductions for the current year
-Recovery	(1,255)	(23)	(4)
-Written off	(220)	(3,739)	(594)

Balance, end of year	3,762	2,809	446

Any additions and amounts recovered of the Company’s allowance for doubtful accounts was recorded within general and administration expenses for the years ended December 31, 2010 and 2011.